Financial Risk Management - Summary of Interest Rate Profile of Company Interest-bearing Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	$ (952,912)	$ (293,816)	$ (735,729)	$ (730,361)
Fixed-rate instruments [Member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	(6,326,350)		(1,500,000)	(1,500,000)
Effect of interest rate swaps	(9,800,000)		(6,800,000)	(1,500,000)
Interest-bearing financial instruments	(16,126,350)		(8,300,000)	(3,000,000)
Variable-rate instruments [Member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	(18,028,816)		(14,937,043)	(12,035,863)
Interest-bearing financial instruments	(8,228,816)		(8,137,043)	(10,535,863)
Debt securities, value	$ 9,800,000		$ 6,800,000	$ 1,500,000